Expense Example - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - FidelityAdvisorMortgageSecuritiesFund-AMCIZPRO - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2024 USD ($)
Fidelity Advisor Mortgage Securities Fund - Class A
Expense Example:
1 year	$ 478
3 years	645
5 years	826
10 years	1,350
Fidelity Advisor Mortgage Securities Fund - Class C
Expense Example:
1 year	262
3 years	502
5 years	866
10 years	1,677
Fidelity Advisor Mortgage Securities Fund - Class M
Expense Example:
1 year	478
3 years	645
5 years	826
10 years	1,350
Fidelity Advisor Mortgage Securities Fund - Class I
Expense Example:
1 year	58
3 years	183
5 years	318
10 years	714
Fidelity Advisor Mortgage Securities Fund - Class Z
Expense Example:
1 year	37
3 years	121
5 years	215
10 years	$ 489